SUBSEQUENT EVENTS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Feb. 15, 2023	Jan. 18, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
Period of which investment started		8 months
Maximum amount of reduction in capital stock requested	R$ 5,000,000
Treasury share
SUBSEQUENT EVENTS
Number of shares cancelled			606,536,000
Common shares | Treasury share
SUBSEQUENT EVENTS
Number of shares cancelled	13,381,540
Investment in Klubi Participaes S.A.
SUBSEQUENT EVENTS
Investments by the subsidiary Vivo Ventures (note 2.d)		R$ 10,000
Credit of Interest on Equity Intermediaries
SUBSEQUENT EVENTS
Gross interest on equity	R$ 106,000
Gross interest on equity, per share	R$ 0.063772
Net interest on equity	R$ 90,100
Net interest on equity, per share	R$ 0.054206
Share repurchase program
SUBSEQUENT EVENTS
Maximum number of common shares to be repurchased	40,550,121
Maximum amount for repurchase of common shares	R$ 500,000